Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$265	$303,557
Series A, 5.00%, 09/01/23	205	234,827
Series B, 5.00%, 09/01/23	310	355,105
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	113,328
Series A, 3.00%, 06/01/23	60	64,393
Series A, 5.00%, 02/01/23	235	262,659
Series B, 5.00%, 01/01/23	215	239,465
City of Huntsville AL GOL, Series D, 5.00%, 05/01/23	115	130,218
State of Alabama GO
5.00%, 11/01/23	400	461,516
Series A, 5.00%, 08/01/23	105	119,946
Series C, 5.00%, 11/01/23	290	334,599
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	125	142,029
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	154,695

		2,916,337

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	188,462
State of Alaska GO, Series B, 5.00%, 08/01/23	75	85,700

		274,162

Arizona — 3.3%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	210	239,266
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	38,555
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	416,899
Arizona State University RB
5.00%, 07/01/23	295	334,728
5.00%, 08/01/23	150	170,146
Series B, 5.00%, 07/01/23	220	249,627
Arizona Transportation Board RB, 5.00%, 07/01/23	850	968,087
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/23	70	80,451
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	39,856
City of Phoenix AZ GO
4.00%, 07/01/23	565	627,534
5.00%, 07/01/23	120	136,912
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	310	352,414
5.50%, 07/01/23 (NPFGC)	65	75,042
Series A, 5.00%, 07/01/23	360	409,505
Series B, 5.00%, 07/01/23	425	484,496
Series D, 5.00%, 07/01/23	235	264,676
City of Scottsdale AZ GO, 5.00%, 07/01/23	100	114,093
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	100	113,779
County of Pima AZ GOL, 4.00%, 07/01/23	310	343,737
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	435	494,939
Maricopa County Community College District GO, 5.00%, 07/01/23	200	227,246
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	50	56,968
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	45,057

Security	Par (000)	Value

Arizona (continued)
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/23	$250	$284,447
Regional Public Transportation Authority RB, 5.25%, 07/01/23	125	143,444
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	407,190
Series A, 5.00%, 01/01/23	560	624,730
State of Arizona COP, 5.00%, 09/01/23	260	296,969
University of Arizona (The) RB
5.00%, 06/01/23	215	243,133
5.00%, 08/01/23	55	62,387

		8,346,313

Arkansas — 0.3%
State of Arkansas GO
4.25%, 06/01/23	35	38,979
5.00%, 04/01/23	260	293,072
5.00%, 10/01/23	345	396,978
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	120,837

		849,866

California — 7.7%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,034
Bay Area Toll Authority RB
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	112,862
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	153,259
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	78,665
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	150	169,227
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	28,747
Series A, 4.00%, 03/01/23	75	81,427
Series A, 5.00%, 11/15/23	15	17,201
Series B, 5.00%, 11/15/23	110	126,137
California State Public Works Board RB
5.00%, 09/01/23	200	229,566
Series A, 5.00%, 03/01/23	170	191,094
Series A, 5.00%, 09/01/23	175	200,870
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	17,133
Series B, 5.00%, 10/01/23	415	477,952
Series C, 5.00%, 11/01/23	65	75,111
Series D, 5.00%, 09/01/23	520	596,872
Series F, 5.00%, 05/01/23	135	152,824
Series F, 5.00%, 09/01/23	130	149,218
Series G, 5.00%, 09/01/23	20	22,957
Series I, 5.00%, 11/01/23	175	202,221
California State University RB, Series A, 5.00%, 11/01/23	325	376,470
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	178,925
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	75	83,268
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/23	100	115,837
Coast Community College District GO, Series A, 5.00%, 08/01/23	40	45,927
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	160	182,397
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	147,672

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	$195	$192,366
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	33,715
Las Virgenes Unified School District GO
0.00%, 09/01/23 (NPFGC)(a)	105	103,568
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	49,269
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	162,797
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	160	183,760
Series C, 5.00%, 08/01/23	20	22,970
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/23	330	377,546
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23	100	114,124
Series A, 5.00%, 07/01/23	85	97,005
Series B, 5.00%, 07/01/23	105	119,830
Series D, 4.00%, 07/01/23	150	166,834
Series E, 5.00%, 07/01/23	100	114,124
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	495	550,554
Series A, 5.00%, 07/01/23	1,550	1,768,922
Series C, 5.00%, 07/01/23	115	131,243
Metropolitan Water District of Southern California RB, Series A, 5.00%, 07/01/23	125	143,010
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	22,963
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	40	46,025
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	49,416
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	198,016
Rancho Santiago Community College District GO, 4.00%, 09/01/23	20	22,429
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	50	56,497
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	34,663
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	56,611
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a)	105	103,209
Series H-2, 5.00%, 07/01/23	230	263,138
Series J-2, 5.00%, 07/01/23	30	34,322
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/23	50	57,609
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	28,256
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23(a)	90	88,908
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	113,835
San Mateo Union High School District GO, Series B, 0.00%, 09/01/23 (NPFGC)(a)	20	19,776
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	119,247
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	100	98,949

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources RB
5.00%, 12/01/23	$65	$75,573
Series AW, 5.00%, 12/01/23	115	133,706
Series BA, 5.00%, 12/01/23	235	273,225
State of California GO
4.00%, 05/01/23	160	177,030
4.00%, 10/01/23	315	353,506
5.00%, 02/01/23	100	112,169
5.00%, 08/01/23	1,745	1,999,595
5.00%, 09/01/23	1,055	1,213,070
5.00%, 10/01/23	795	917,231
5.00%, 11/01/23	950	1,099,777
5.00%, 12/01/23	320	371,702
Series A, 5.00%, 08/01/23	275	315,122
Series B, 5.00%, 09/01/23	275	316,203
University of California RB
Series A, 5.00%, 05/15/23	110	124,992
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	1,400	1,582,434
Series AO, 5.00%, 05/15/23	65	73,859
Series AR, 4.00%, 05/15/23	200	221,706

		19,369,279

Colorado — 0.6%
Adams County School District No. 1, 4.00%, 12/01/23	250	281,390
Board of Water Commissioners City & County of Denver (The) RB, 5.00%, 09/15/23	100	114,895
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	255	291,062
Series B, 5.00%, 11/15/23	200	228,284
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	140	162,214
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	117,566
University of Colorado RB, Series A-2, 5.00%, 06/01/23	240	272,278

		1,467,689

Connecticut — 1.7%
City of Stamford CT GO, 5.00%, 06/01/23	100	113,601
Connecticut State Health & Educational Facilities Authority RB, Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	355	396,783
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	142,116
State of Connecticut GO
5.00%, 09/15/23	100	114,089
Series A, 5.00%, 04/15/23	520	583,654
Series A, 5.00%, 10/15/23	475	543,642
Series B, 5.00%, 04/15/23	200	224,482
Series B, 5.00%, 05/15/23	335	377,257
Series D, 5.00%, 06/15/23	120	135,584
Series E, 5.00%, 09/01/23	10	11,392
Series F, 5.00%, 11/15/23	125	143,514
Series H, 5.00%, 11/15/23	100	114,811
State of Connecticut Special Tax RB, Series A, 5.00%, 09/01/23	100	113,888
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	65	72,097
Series A, 5.00%, 08/01/23	230	261,112
Series A, 5.00%, 10/01/23	375	428,434
Series B, 5.00%, 08/01/23	105	119,203
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	54,477

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 02/15/23	$100	$111,466
Series A, 5.00%, 04/15/23	100	112,212

		4,173,814

Delaware — 1.0%
County of New Castle DE GO
5.00%, 04/01/23	100	112,977
5.00%, 10/01/23	165	190,369
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	44,316
Delaware Transportation Authority RB, 5.00%, 07/01/23	575	652,792
State of Delaware GO
5.00%, 02/01/23	130	145,751
Series C, 5.00%, 03/01/23	630	708,863
Series A, 5.00%, 02/01/23	50	56,058
Series B, 5.00%, 07/01/23	165	188,305
Series C, 5.00%, 03/01/23	140	157,525
Series D, 5.00%, 07/01/23	125	142,655

		2,399,611

District of Columbia — 1.0%
District of Columbia GO
5.00%, 06/01/23	195	221,582
Series A, 5.00%, 06/01/23	535	607,931
Series B, 5.00%, 06/01/23	350	397,712
District of Columbia RB
5.00%, 07/15/23	20	22,434
Series A, 5.00%, 12/01/23	360	417,514
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/23	155	178,672
Series A, 5.00%, 10/01/23	150	172,548
Series C, 5.00%, 10/01/23	130	149,542
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/23	150	169,966
Series B, 5.00%, 07/01/23	200	226,622

		2,564,523

Florida — 4.2%
City of Jacksonville FL RB
5.00%, 10/01/23	85	96,251
Series C, 5.00%, 10/01/23	100	114,930
City of Orlando FL RB, Series B, 5.00%, 10/01/23	55	63,362
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	40,285
City of Tampa FL RB, 5.00%, 10/01/23	75	86,249
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	40	45,348
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	145	164,533
County of Miami-Dade FL GO
5.00%, 07/01/23	25	28,476
Series 2015-D, 5.00%, 07/01/23	120	136,686
Series A, 5.00%, 07/01/23	390	444,229
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	519,087
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	625	719,806
Series B, 5.00%, 10/01/23	75	86,377
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	145,194
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	126,799

Security	Par (000)	Value

Florida (continued)
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	$150	$172,652
Florida Department of Environmental Protection RB
5.00%, 07/01/23	415	473,224
Series A, 5.00%, 07/01/23	340	387,702
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	190	216,984
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	73,866
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	430	490,195
Series B, 5.00%, 07/01/23	420	478,795
Series C, 5.00%, 07/01/23	25	28,500
Hillsborough County School Board COP
5.00%, 07/01/23	100	113,124
Series A, 5.00%, 07/01/23	60	67,874
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	194,308
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	92,055
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	102,463
Series D, 5.00%, 08/01/23	50	56,924
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	80	92,108
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	270	301,601
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	70	79,536
Palm Beach County School District COP
5.00%, 08/01/23	50	56,956
Series B, 5.00%, 08/01/23	125	142,390
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	22,527
Reedy Creek Improvement District GOL
5.00%, 06/01/23	75	84,836
Series A, 5.00%, 06/01/23	255	288,444
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	35	39,036
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	215	241,714
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	303,429
Series B, 5.00%, 07/01/23	170	191,048
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,700
State of Florida GO
Series A, 5.00%, 06/01/23	450	511,271
Series A, 5.00%, 07/01/23	760	865,434
Series B, 5.00%, 06/01/23	420	477,381
Series C, 5.00%, 06/01/23	35	39,782
Series E, 5.00%, 06/01/23	210	238,690
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	185	211,015
Series B, 5.00%, 07/01/23	530	604,529
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	20	22,892

		10,603,597

Georgia — 1.8%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/23	80	92,387
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	69,184

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	$40	$45,007
Forsyth County School District GO, 5.00%, 02/01/23	130	145,751
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	85	95,610
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	128,984
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	572,465
State of Georgia GO
Series A, 5.00%, 07/01/23	785	896,125
Series A-1, 5.00%, 02/01/23	450	504,643
Series C, 5.00%, 07/01/23	75	85,617
Series C-1, 5.00%, 07/01/23	150	171,234
Series D, 5.00%, 02/01/23	355	398,108
Series E, 5.00%, 12/01/23	140	162,620
Series F, 5.00%, 01/01/23	1,000	1,117,390

		4,485,125

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	631,473
City & County of Honolulu HI GO
4.00%, 10/01/23	100	111,719
5.00%, 09/01/23	360	412,142
Series A, 5.00%, 10/01/23	120	137,833
Series B, 5.00%, 10/01/23	100	114,861
Series C, 5.00%, 10/01/23	20	22,972
Series E, 4.00%, 09/01/23	40	44,569
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	85,913
State of Hawaii GO
4.00%, 05/01/23	75	82,743
5.00%, 05/01/23	175	197,848
5.00%, 10/01/23	80	91,998
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	370,042
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	592,067
Series EO, 5.00%, 08/01/23 (ETM)	50	57,091
Series EP, 5.00%, 08/01/23	320	365,549
Series EY, 5.00%, 10/01/23	385	442,742
Series EZ, 5.00%, 10/01/23	50	57,499
Series FE, 5.00%, 10/01/23	300	344,994
Series FG, 4.00%, 10/01/23	135	151,002
Series FG, 5.00%, 10/01/23	70	80,499
Series FH, 5.00%, 10/01/23	50	57,499
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/23	155	172,718

		4,625,773

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	85	95,529

Illinois — 1.9%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	52,356
Series C, 5.00%, 01/01/23	100	110,308
Series B, 5.00%, 01/01/23	500	551,540
Series D, 5.00%, 01/01/23	40	44,123
Illinois Finance Authority RB
5.00%, 01/01/23	200	223,016
5.00%, 07/01/23	200	227,746
5.00%, 12/01/23	265	306,761
State of Illinois GO
5.00%, 02/01/23	120	128,070

Security	Par (000)	Value

Illinois (continued)
5.00%, 05/01/23	$625	$671,044
5.00%, 06/01/23	115	123,718
5.00%, 07/01/23	170	183,253
5.00%, 08/01/23	335	361,834
5.00%, 10/01/23	435	471,449
5.00%, 12/01/23	50	54,389
Series A, 5.00%, 04/01/23	215	230,379
Series D, 5.00%, 11/01/23	865	937,625
State of Illinois RB
5.00%, 06/15/23	100	108,128
First Series, 6.00%, 06/15/23 (NPFGC)	45	49,902
Series C, 4.00%, 06/15/23	25	26,340

		4,861,981

Indiana — 0.7%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/23	60	67,190
Series A, 5.00%, 06/01/23	120	136,285
Series A, 5.00%, 12/01/23	35	40,113
Series B, 5.00%, 02/01/23	55	61,591
Series C, 5.00%, 12/01/23	775	898,248
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	144,860
Indiana University RB
Series A, 5.00%, 06/01/23	70	79,521
Series X, 5.00%, 08/01/23	135	154,435
Purdue University RB
Series A, 4.00%, 07/01/23	85	94,434
Series BB-1, 5.00%, 07/01/23	20	22,800

		1,699,477

Iowa — 0.4%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	249,722
Iowa City Community School District RB, 5.00%, 06/01/23	55	62,263
Iowa Finance Authority RB, 5.00%, 08/01/23	255	291,791
State of Iowa RB
5.00%, 06/15/23	90	102,353
Series A, 5.00%, 06/01/23	265	300,722

		1,006,851

Kansas — 0.5%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	125	142,001
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	234,545
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	30	33,697
Sedgwick County Unified School District No. 259 Wichita GO, 4.00%, 10/01/23	20	22,357
State of Kansas Department of Transportation RB
5.00%, 09/01/23	205	234,149
Series A, 5.00%, 09/01/23	355	405,478
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	114,234

		1,186,461

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/23	125	141,624

Louisiana — 0.3%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	28,316
State of Louisiana GO
4.00%, 09/01/23	75	83,007

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Series A, 5.00%, 02/01/23	$210	$235,107
Series A, 5.00%, 04/01/23	35	39,462
Series C, 5.00%, 07/15/23	150	171,180
Series C, 5.00%, 08/01/23	225	257,245

		814,317

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	395	451,817
Series A, 5.00%, 11/01/23	125	144,224
Series C, 5.00%, 11/01/23	75	86,534
Maine Turnpike Authority RB, 5.00%, 07/01/23	70	79,318
State of Maine GO, Series B, 5.00%, 06/01/23	510	579,365

		1,341,258

Maryland — 3.9%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	230,628
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	285	324,270
County of Anne Arundel MD GOL, 5.00%, 04/01/23	115	129,890
County of Baltimore MD GO, 5.00%, 02/01/23	350	392,501
County of Charles MD GO
5.00%, 10/01/23	150	173,012
5.00%, 11/01/23	10	11,573
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	274,939
County of Montgomery MD GO
5.00%, 11/01/23	90	104,158
5.00%, 12/01/23	325	377,393
Series B, 5.00%, 11/01/23	170	196,743
Series B, 5.00%, 12/01/23	495	574,799
Series C, 5.00%, 10/01/23	295	340,256
County of Prince George’s MD COP, 5.00%, 10/15/23	25	28,690
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	138,158
County of Prince George’s MD GOL, Series A, 5.00%, 07/01/23	185	211,189
State of Maryland Department of Transportation RB
4.00%, 09/01/23	305	340,837
5.00%, 02/15/23	270	302,999
5.00%, 09/01/23	200	229,632
5.00%, 10/01/23	910	1,048,347
State of Maryland GO
First Series, 5.00%, 06/01/23	590	671,149
Second Series, 5.00%, 08/01/23	90	103,102
Series A, 5.00%, 03/01/23	275	309,502
Series A, 5.00%, 08/01/23	350	400,953
Series B, 4.00%, 08/01/23	415	462,762
Series C, 5.00%, 08/01/23	1,320	1,512,165
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	185	205,117
5.00%, 06/01/23	405	460,704
5.00%, 06/15/23	150	170,912

		9,726,380

Massachusetts — 2.4%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	340	386,665
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/23 (AMBAC)	500	588,530
Commonwealth of Massachusetts GOL
5.00%, 07/01/23	100	114,093
Series 8, 5.00%, 07/01/23	175	199,663
Series A, 4.20%, 08/01/23 (AMBAC)	100	112,106
Series A, 5.00%, 03/01/23	210	236,229

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 05/01/23	$105	$118,957
Series A, 5.00%, 07/01/23	135	154,026
Series B, 5.00%, 01/01/23	45	50,260
Series B, 5.00%, 07/01/23	615	701,672
Series B, 5.25%, 08/01/23	70	80,667
Series B, 5.25%, 09/01/23 (AGM)	150	173,475
Series C, 5.00%, 10/01/23	110	126,799
Series D, 5.00%, 07/01/23	205	233,891
Series E, 5.00%, 11/01/23	765	884,799
Series H, 5.00%, 12/01/23	55	63,826
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	45	51,025
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	150	170,904
Series B, 5.25%, 07/01/23	340	389,847
Series C, 5.50%, 07/01/23	75	86,539
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	120	137,197
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	83,087
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	210	237,991
Series A, 5.00%, 11/15/23 (ETM)	45	52,075
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	368,524
Series C, 4.00%, 08/15/23 (ETM)	15	16,726
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	150	165,312
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	50	57,165
Series B, 5.25%, 08/01/23 (AGM)	75	86,308

		6,128,358

Michigan — 1.2%
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	250	280,028
Michigan Finance Authority RB, 5.00%, 11/15/23	50	56,565
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	710	800,596
Series I, 5.00%, 10/15/23	140	161,101
State of Michigan GO
Series A, 5.00%, 05/01/23	35	39,559
Series A, 5.00%, 12/01/23	140	162,366
Series B, 5.00%, 11/01/23	20	23,118
State of Michigan RB, 5.00%, 03/15/23	485	541,478
University of Michigan RB, Series A, 5.00%, 04/01/23	700	791,238
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	70	79,828

		2,935,877

Minnesota — 1.6%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	28,886
County of Hennepin MN GO
Series C, 5.00%, 12/01/23	105	121,850
Series A, 5.00%, 12/01/23	95	110,246
Series C, 5.00%, 12/01/23	70	81,234
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	95,118
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	34,407
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	285	320,520

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	$115	$127,821
State of Minnesota GO
Series D, 5.00%, 10/01/23	100	115,478
Series A, 5.00%, 08/01/23	395	453,013
Series B, 5.00%, 08/01/23	840	963,371
Series D, 5.00%, 08/01/23	685	785,606
Series F, 5.00%, 10/01/23	175	202,086
State of Minnesota RB, Series A, 5.00%, 06/01/23	430	487,568

		3,927,204

Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	215	249,232

Missouri — 0.9%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	614,295
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	150	169,809
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	109,573
Series A, 5.00%, 05/01/23	120	135,880
Series B, 5.00%, 05/01/23	125	141,541
Series C, 5.00%, 02/01/23	570	638,605
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	100	115,101
Series A, 4.00%, 04/01/23	225	247,657
Missouri State Environmental Improvement & Energy Resources Authority RB
Series B, 5.00%, 01/01/23	80	89,330
Series B, 5.00%, 07/01/23	50	57,015

		2,318,806

Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	215	239,687
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	395	442,226

		681,913

Nevada — 2.7%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	128,837
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	336,582
Series A, 5.00%, 06/15/23	300	336,582
Series B, 5.00%, 06/15/23	260	291,704
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	205	233,569
County of Clark Department of Aviation RB, Series A, 5.00%, 07/01/23	150	169,035
County of Clark NV GOL
5.00%, 06/01/23	75	84,928
5.00%, 11/01/23	515	592,935
Series A, 5.00%, 11/01/23	185	212,996
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	250	281,725
County of Clark NV RB, 5.00%, 07/01/23	580	655,400
Las Vegas Valley Water District GOL
5.00%, 06/01/23	300	340,620
Series A, 5.00%, 06/01/23	270	306,558
Series B, 5.00%, 12/01/23	125	144,834
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	45,449

Security	Par (000)	Value

Nevada (continued)
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	$150	$169,593
Series B, 5.00%, 07/01/23	100	113,062
State of Nevada GOL
Series D, 5.00%, 04/01/23	125	140,757
Series D-1, 5.00%, 03/01/23	655	735,008
Series H-1, 5.00%, 06/01/23	210	238,115
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	615	713,474
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	262,053
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	214,287
Series F, 5.00%, 06/01/23	40	45,053

		6,793,156

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	141,444
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/23	100	114,576
Series C, 5.25%, 08/15/23 (HERBIP)	100	115,332
Series E, 5.00%, 08/15/23	125	142,730
State of New Hampshire GO, Series A, 5.00%, 03/01/23	100	112,380

		626,462

New Jersey — 1.8%
County of Monmouth NJ GO, 5.00%, 01/15/23	120	134,281
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/23 (GTD)	230	266,577
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/23 (SAP)	470	524,731
Series DDD, 5.00%, 06/15/23	100	110,355
Series NN, 5.00%, 03/01/23	800	874,704
Series UU, 5.00%, 06/15/23	50	55,178
Series XX, 5.00%, 06/15/23 (SAP)	305	336,583
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	82,663
5.00%, 06/15/23	75	82,766
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	395	435,820
Series A, 5.75%, 06/15/23 (NPFGC)	100	112,909
Series AA, 5.00%, 06/15/23	230	253,816
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	11,160
Series B, 5.00%, 01/01/23	190	210,262
Series C, 5.00%, 01/01/23	170	188,129
State of New Jersey GO
5.00%, 06/01/23	385	429,826
Series T, 5.00%, 06/01/23	330	368,422

		4,478,182

New Mexico — 0.9%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	165,252
County of Santa Fe NM RB, 5.00%, 06/01/23	185	209,881
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	90	102,132
State of New Mexico GO, Series B, 5.00%, 03/01/23	600	673,290
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	176,116
Series A, 5.00%, 07/01/23	175	198,841
Series B, 4.00%, 07/01/23	390	431,843
Series B, 5.00%, 07/01/23	40	45,449

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	$130	$146,499
Series C, 5.00%, 06/01/23	100	112,692

		2,261,995

New York — 9.4%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	428,017
Series A, 4.00%, 08/01/23	50	55,580
Series A, 5.00%, 08/01/23	340	388,070
Series C, 5.00%, 08/01/23	1,845	2,105,847
Series D, 5.00%, 08/01/23	35	39,948
Series D-1, 5.00%, 08/01/23	50	57,069
Series E, 5.00%, 08/01/23	110	125,552
Series G, 5.00%, 08/01/23	630	719,069
Series H, 5.00%, 08/01/23	35	39,948
Series I, 5.00%, 03/01/23	50	56,094
Series I, 5.00%, 08/01/23	125	142,673
Series J, 5.00%, 08/01/23	505	576,397
Long Island Power Authority RB, 5.00%, 09/01/23	125	141,990
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23	10	11,268
Series A-1, 5.00%, 11/15/23	25	26,857
Series A-2, 5.00%, 11/15/23	195	209,481
Series B, 5.00%, 11/15/23	930	999,074
Series B-3, 5.00%, 11/15/23	55	59,084
Series C-1, 5.00%, 11/15/23	365	392,105
Series D, 5.00%, 11/15/23	400	429,704
Series F, 5.00%, 11/15/23	140	150,396
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	305	347,685
Series S-2, 5.00%, 07/15/23 (SAW)	100	113,995
Series S-3, 5.00%, 07/15/23 (SAW)	175	199,491
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/23	150	171,303
Series A-1, 4.00%, 08/01/23	125	139,029
Series A-1, 5.00%, 08/01/23	440	502,489
Series A-3, 5.00%, 08/01/23	210	239,824
Series B-1, 4.00%, 08/01/23	100	111,223
Series C, 5.00%, 11/01/23	510	588,254
Series D, 5.00%, 11/01/23	165	190,318
Series E-1, 5.00%, 02/01/23	25	27,963
Series F-1, 5.00%, 02/01/23	200	223,700
Sub-Series C, 5.00%, 11/01/23	155	178,783
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	194,449
Series AA, 5.00%, 06/15/23	750	854,790
Series DD, 5.00%, 06/15/23	220	250,738
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	27,641
Series B, 5.00%, 11/15/23	20	22,045
New York State Dormitory Authority RB
5.00%, 02/15/23	225	252,076
Series A, 4.00%, 03/15/23	50	54,911
Series A, 4.00%, 10/01/23 (SAW)	240	264,290
Series A, 5.00%, 02/15/23	1,080	1,209,967
Series A, 5.00%, 03/15/23	1,340	1,507,633
Series A, 5.00%, 07/01/23	60	67,800
Series A, 5.00%, 10/01/23 (AGM)	65	73,887

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/01/23 (SAW)	$150	$169,854
Series A, 5.50%, 05/15/23 (NPFGC)	205	233,198
Series B, 5.00%, 02/15/23	610	683,408
Series B, 5.00%, 07/01/23	315	355,071
Series C, 5.00%, 03/15/23	775	871,952
Series D, 5.00%, 02/15/23	335	375,314
Series E, 5.00%, 02/15/23	325	364,110
Series E, 5.00%, 03/15/23	245	275,444
Series E, 5.00%, 10/01/23 (SAW)	50	56,618
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	125	141,774
5.00%, 06/15/23	460	523,563
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	100	110,410
Series L, 5.00%, 01/01/23	260	287,066
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,075	1,207,375
Series A-2, 5.00%, 03/15/23	175	196,549
Series C-1, 5.00%, 03/15/23	325	365,020
Series D, 5.00%, 03/15/23	605	679,500
Series E, 5.00%, 03/15/23	140	157,240
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	300	341,028
5.00%, 10/15/23	130	149,234
5.00%, 12/01/23	100	115,362
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	255	295,382
State of New York GO, Series A, 4.00%, 03/01/23	200	219,842
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23	140	160,192
Series A, 5.00%, 11/15/23	130	148,750
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	111,669

		23,563,432

North Carolina — 1.9%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	56,740
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	46,347
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,751
County of Buncombe NC RB, 5.00%, 06/01/23	145	164,546
County of Forsyth NC GO, 5.00%, 12/01/23	130	150,909
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	776,256
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	29,030
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	265	304,835
County of Union NC GO, 5.00%, 09/01/23	665	764,192
County of Wake NC RB
5.00%, 09/01/23	100	114,650
Series A, 5.00%, 12/01/23	175	202,641
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	16,872
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	121,311
Series E, 5.00%, 01/01/23	10	11,028
State of North Carolina GO
5.00%, 06/01/23	65	73,940
Series A, 5.00%, 06/01/23	995	1,131,852
State of North Carolina RB
5.00%, 03/01/23	330	369,854
Series A, 5.00%, 05/01/23	175	197,901

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series C, 5.00%, 05/01/23	$155	$175,283

		4,730,938

North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	121,000

Ohio — 3.3%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	40	46,405
City of Columbus OH GO
4.00%, 04/01/23	500	550,490
Series 1, 5.00%, 07/01/23	100	113,936
Series 5, 5.00%, 08/15/23	165	188,943
Series A, 4.00%, 07/01/23	25	27,759
Series A, 5.00%, 02/15/23	230	257,924
Series A, 5.00%, 08/15/23	130	148,864
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	309,180
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	154,724
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	23,173
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	189,118
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	615	696,445
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	160	182,522
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	140	156,808
Series A-1, 5.00%, 02/15/23	290	322,474
Ohio University RB, Series A, 5.00%, 12/01/23	100	115,326
Ohio Water Development Authority RB
5.00%, 12/01/23	325	377,393
Series A, 5.00%, 06/01/23	205	233,132
Series B, 5.00%, 12/01/23	130	150,957
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	115	130,781
5.00%, 12/01/23	205	238,048
5.50%, 06/01/23	235	270,560
5.50%, 12/01/23	100	117,779
Series 2015A, 5.00%, 12/01/23	140	162,569
State of Ohio GO
Series A, 5.00%, 03/01/23	30	33,747
Series A, 5.00%, 05/01/23	340	385,193
Series A, 5.00%, 08/01/23	250	286,233
Series A, 5.00%, 09/15/23	270	310,673
Series B, 4.00%, 09/01/23	200	223,632
Series B, 5.00%, 08/01/23	185	211,812
Series C, 5.00%, 11/01/23	100	115,660
Series S, 5.00%, 04/01/23	15	16,934
Series S, 5.00%, 05/01/23	110	124,686
Series T, 5.00%, 11/01/23	95	109,944
Series V, 5.00%, 05/01/23	500	566,755
Series W, 4.00%, 05/01/23	150	165,923
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	132,116
State of Ohio RB
5.00%, 04/01/23	80	89,971
Series A, 5.00%, 02/01/23	100	111,691
Series C, 5.00%, 12/01/23	240	277,214

		8,327,494

Security	Par (000)	Value

Oklahoma — 1.0%
City of Oklahoma City OK GO, 5.00%, 03/01/23	$215	$241,499
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	465	527,254
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	148,435
Oklahoma Capitol Improvement Authority RB
5.00%, 01/01/23	145	161,463
5.00%, 07/01/23	315	358,404
Series A, 5.00%, 07/01/23	140	159,291
Series B, 5.00%, 07/01/23	200	227,558
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	135	153,984
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	180	196,437
Oklahoma Water Resources Board RB
5.00%, 04/01/23	220	248,109
Series A, 5.00%, 04/01/23	75	84,583

		2,507,017

Oregon — 1.8%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/23	55	62,794
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	103,714
Series B, 5.00%, 06/15/23	215	244,709
Series B, 5.00%, 10/01/23	75	86,402
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	248,360
City of Salem OR GO, 5.00%, 06/01/23	100	113,693
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	85,041
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	185	210,676
Oregon State Business Development Commission RB, 2.40%, 12/01/40 (Put 08/14/23)(b)(c)	350	365,806
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	340	383,347
Series B, 5.00%, 04/01/23	135	152,211
Series C, 5.00%, 04/01/23	120	135,299
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	197,153
Portland Community College District GO, 5.00%, 06/15/23	30	34,164
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	148,284
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	110	127,229
Series A, 5.00%, 11/15/23	565	653,495
State of Oregon GO
Series A, 5.00%, 08/01/23	50	57,312
Series C, 5.00%, 06/01/23	100	113,815
Series D, 5.00%, 05/01/23	190	215,479
Series F, 5.00%, 05/01/23	100	113,410
Series G, 5.00%, 11/01/23	45	52,111
Series H, 5.00%, 05/01/23	495	561,379
Series O, 5.00%, 08/01/23	70	80,236
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	22,977

		4,569,096

Pennsylvania — 2.0%
City of Philadelphia PA GO, 5.00%, 08/01/23	210	237,266
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	611,457
First Series, 5.00%, 02/01/23	110	122,713

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 03/15/23	$115	$128,936
First Series, 5.00%, 04/01/23	185	207,796
First Series, 5.00%, 06/15/23	160	181,221
First Series, 5.00%, 08/15/23	815	929,271
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	394,817
Second Series, 5.00%, 09/15/23	300	343,173
Second Series, 5.00%, 10/15/23	520	596,757
Delaware County Authority RB
5.00%, 08/01/23	110	123,653
5.00%, 12/01/23	75	85,291
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	110	124,826
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	390	446,516
Series A, 5.25%, 07/15/23 (AGM)	110	125,606
Series A-1, 5.00%, 12/01/23	225	257,391
Series B, 5.00%, 12/01/23	35	39,458
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	135,268

		5,091,416

Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	350	393,533
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	195	223,503
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/23	405	466,434
Series B, 5.00%, 10/01/23	345	397,333
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	165,906
State of Rhode Island GO
Series A, 3.00%, 08/01/23	400	432,100
Series A, 5.00%, 05/01/23	150	169,232
Series D, 5.00%, 08/01/23	50	56,988
Series A, 5.00%, 08/01/23	50	56,988

		2,362,017

South Carolina — 0.1%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	60	69,196
State of South Carolina GO, 5.00%, 08/01/23 (SAW)	150	171,739

		240,935

Tennessee — 2.4%
City of Memphis TN GO, Series A, 5.00%, 11/01/23	100	115,555
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	164,281
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	195	220,863
County of Knox TN GO, 5.00%, 06/01/23	130	147,602
County of Shelby TN GO, Series A, 5.00%, 03/01/23	160	179,763
County of Sumner TN GO, 5.00%, 12/01/23	45	52,222
County of Washington TN GO, Series A, 4.00%, 06/01/23	75	83,021
County of Williamson TN GO, 5.00%, 04/01/23	70	79,024
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	75	84,996
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,160	1,322,017
Series A, 5.00%, 07/01/23	80	91,174
Series A, 5.00%, 01/01/29 (PR 01/01/23)	25	27,901
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,395,037
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/23	170	192,894

Security	Par (000)	Value

Tennessee (continued)
State of Tennessee GO
Series A, 5.00%, 08/01/23	$655	$749,929
Series A, 5.00%, 09/01/23	250	287,207
Series B, 5.00%, 08/01/23	140	160,290
Tennessee State School Bond Authority RB
5.00%, 11/01/23	40	46,152
Series A, 5.00%, 11/01/23	65	74,996
Series B, 5.00%, 11/01/23	465	536,512

		6,011,436

Texas — 12.3%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	196,152
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	252,074
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	263,468
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	431,847
Austin Community College District GOL, 5.00%, 08/01/23	215	244,636
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	113,976
Austin Independent School District GO
Series B, 5.00%, 08/01/23	335	382,577
Series B, 5.00%, 08/01/23 (PSF)	50	57,069
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	50,463
Series B, 5.00%, 02/15/23 (PSF)	40	44,856
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF).	250	273,910
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	109,954
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	244,057
Series C, 5.00%, 08/15/23	125	138,915
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	140	161,379
City of Austin TX GOL, 5.00%, 09/01/23	300	344,349
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	45,272
5.00%, 11/15/23	195	225,196
Series A, 5.00%, 05/15/23	145	164,111
Series A, 5.00%, 11/15/23	375	433,069
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	70	78,593
City of Garland TX GOL, 5.00%, 02/15/23	165	184,630
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/23	120	138,796
Series C, 5.00%, 05/15/23	255	288,989
Series D, 5.00%, 11/15/23	175	202,410
City of Houston TX GOL, Series A, 5.00%, 03/01/23	100	112,242
City of Lubbock TX GOL, 5.00%, 02/15/23	60	67,009
City of Plano TX GOL, 5.00%, 09/01/23	180	206,429
City of Round Rock TX GOL, 5.00%, 08/15/23	55	62,891
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	175	195,783
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	415	464,462
5.00%, 02/01/23 (ETM)	330	369,174
City of San Antonio TX GOL, 5.00%, 02/01/23	400	447,504
City of Waco TX GOL, 5.00%, 02/01/23	20	22,370
Clear Creek Independent School District GO, 5.00%, 02/15/23	100	112,222

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	$125	$140,176
Series A, 5.00%, 02/15/23 (PSF)	165	185,033
County of Bexar TX GOL, 5.00%, 06/15/23	260	295,927
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	103,559
County of Harris TX RB
5.00%, 08/15/23	165	188,349
Series A, 5.00%, 08/15/23	115	131,274
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	617,566
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	310	347,804
Series A, 5.00%, 02/15/23 (PSF)	35	39,268
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/23	275	318,037
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	183,765
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	114,511
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	120,339
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	91,661
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	1,009,719
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	99,020
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	160	182,642
Houston Community College System GOL, 5.00%, 02/15/23	270	301,833
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	295	330,657
Series A, 5.00%, 02/15/23 (PSF)	185	207,361
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	56,057
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	106,457
Series A, 5.00%, 02/15/23 (PSF)	370	414,622
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	55,935
Killeen Independent School District GO, 5.00%, 02/15/23	180	201,659
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	167,934
Series A, 5.00%, 08/01/23 (PSF)	120	137,197
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	28,559
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	237,144
5.00%, 08/15/23 (PSF)	20	22,863
Series A, 5.00%, 08/15/23	85	97,168
Series A, 0.00%, 08/15/23 (PSF)(a)	50	49,405
Series B, 5.00%, 08/15/23	20	22,824
Series D, 0.00%, 08/15/23 (PSF)(a)	60	59,286
Lewisville Independent School District GO
5.00%, 08/15/23	200	229,480
5.00%, 08/15/23 (PSF)	970	1,112,978
Series A, 4.00%, 08/15/23 (PSF)	35	39,101
Series B, 5.00%, 08/15/23	25	28,685
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	375,853
Lower Colorado River Authority RB
5.00%, 05/15/23	185	208,445

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 05/15/23	$355	$399,989
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	103,030
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	114,234
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	310	356,370
Series A, 5.00%, 11/01/23	105	120,706
Series B, 5.00%, 11/01/23	20	22,992
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	225	256,882
5.25%, 02/01/23 (PSF)	220	247,377
North Texas Municipal Water District RB
5.00%, 06/01/23	280	317,321
6.25%, 06/01/23	75	87,888
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	340	390,490
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/23	795	882,211
Series B, 5.00%, 01/01/23	280	310,002
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	124,888
5.00%, 06/15/23 (PSF)	25	28,462
5.00%, 08/15/23 (PSF)	370	424,175
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	224,228
Series B, 5.00%, 02/15/23 (PSF)	120	134,537
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	106,585
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/23	200	227,872
Series A, 5.00%, 07/01/23	170	193,691
Series A, 5.25%, 07/01/23	170	194,924
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/23	25	28,461
Series B, 5.00%, 07/01/23	140	159,379
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	340	382,109
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	196,152
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	60	68,657
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	212,811
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	277,877
Series B, 5.00%, 05/15/23	160	181,471
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	113,808
Spring Branch Independent School District GOL, 5.00%, 02/01/23 (PSF)	60	67,190
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	481,085
State of Texas GO
5.00%, 04/01/23	150	169,336
5.00%, 08/01/23	150	171,739
5.00%, 10/01/23	560	645,523
Series A, 5.00%, 10/01/23	75	86,454
Series A, 5.00%, 10/01/23	450	518,724
Series B-1, 5.00%, 08/01/23	45	51,522
Series D, 5.00%, 05/15/23	100	113,479

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas GOL, 5.00%, 08/01/23	$175	$200,363
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	113,048
5.00%, 12/01/23	40	45,844
Tarrant Regional Water District RB
5.00%, 03/01/23	305	342,423
Series A, 5.00%, 03/01/23	145	162,791
Texas A&M University RB
Series B, 5.00%, 05/15/23	155	175,660
Series D, 5.00%, 05/15/23	35	39,665
Series E, 5.00%, 05/15/23	135	152,994
Texas State Technical College RB, 5.00%, 10/15/23	20	23,056
Texas State University System RB
5.00%, 03/15/23	140	157,317
Series A, 5.00%, 03/15/23	535	601,174
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23	780	898,583
Series A, 5.00%, 04/01/23	135	152,326
Texas Water Development Board RB
5.00%, 04/15/23	100	113,078
Series A, 5.00%, 04/15/23	325	367,504
Series B, 5.00%, 10/15/23	200	230,906
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	50	57,085
Trinity River Authority RB, 5.00%, 02/01/23	155	172,831
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	28,595
University of Houston RB, 4.00%, 02/15/23	50	54,583
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	112,644
University of Texas System (The) RB
5.00%, 08/15/23	460	527,201
Series A, 5.00%, 08/15/23	220	252,140
Series C, 5.00%, 08/15/23	375	429,784
Series H, 5.00%, 08/15/23	25	28,652
Series I, 5.00%, 08/15/23	375	429,784
Series J, 5.00%, 08/15/23	100	114,609

		30,970,258

Utah — 2.6%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	422,539
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	126,799
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	112,223
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	2,004,240
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	187,493
Intermountain Power Agency RB, 5.00%, 07/01/23	200	227,558
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	86,402
University of Utah (The) RB
5.00%, 08/01/23	205	234,645
Series A, 5.00%, 08/01/23 (SAP)	275	314,768
Series B, 5.00%, 08/01/23	175	200,307
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,227,446
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	645,122
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	300	339,540
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	278,249

Security	Par (000)	Value

Utah (continued)
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	$110	$123,587

		6,530,918

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	114,675
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	28,393
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	28,985

		172,053

Virginia — 5.5%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,115,200
City of Falls Church VA GO, 5.00%, 07/15/23	250	285,780
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	11,488
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	68,715
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	335	383,460
Series A, 5.00%, 08/01/23 (SAW)	35	40,073
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	40	44,760
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	555,120
Series B, 5.00%, 06/01/23	100	113,693
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	80,987
County of Fairfax VA GO
Series A, 5.00%, 10/01/23 (SAW)	700	807,387
Series B, 5.00%, 04/01/23 (SAW)	75	84,711
Series B, 5.00%, 10/01/23 (SAW)	365	420,995
County of Henrico VA GO, Series A, 5.00%, 08/01/23	105	120,320
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	75	87,091
Series A, 5.00%, 12/01/23 (SAW)	335	389,005
County of Prince William VA COP, 5.00%, 10/01/23	100	114,896
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	114,493
Fairfax County Water Authority RB, 5.00%, 04/01/23	315	355,698
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	570,465
Town of Leesburg VA GO, 5.00%, 01/15/23	125	139,876
Virginia College Building Authority RB
5.00%, 02/01/23	95	106,282
Series A, 5.00%, 02/01/23	225	252,200
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,025	1,148,041
Series E-1, 5.00%, 02/01/23	245	274,618
Series E-2, 5.00%, 02/01/23	555	622,094
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	555	629,808
5.00%, 09/15/23	115	132,324
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,238,512
Series A, 5.00%, 05/15/23	130	147,523
Series C, 5.00%, 05/15/23	90	102,131
Virginia Public Building Authority RB
5.00%, 08/01/23	215	246,368
Series C, 5.00%, 08/01/23	165	189,074
Series A, 4.00%, 08/01/23	75	83,703
Series A, 5.00%, 08/01/26 (PR 08/01/23)	195	222,967
Series B, 5.00%, 08/01/23	660	756,294

Virginia Public School Authority RB
5.00%, 03/01/23 (SAW)	150	168,528

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 07/15/23 (SAW)	$25	$28,530
5.00%, 08/01/23 (SAW)	325	372,417
Series B, 5.00%, 08/01/23	100	114,590
Series A, 5.00%, 08/01/23 (SAW)	210	240,640
Series B, 5.00%, 08/01/23 (SAW)	80	91,672
Virginia Resources Authority RB
5.00%, 10/01/23	315	363,214
5.00%, 11/01/23	185	214,038
Series A, 4.00%, 11/01/23	75	84,347

		13,734,128

Washington — 5.6%
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/23	50	57,015
City of Seattle WA GO, 5.00%, 12/01/23	100	116,012
City of Seattle WA GOL
5.00%, 11/01/23	100	115,625
Series A, 5.00%, 04/01/23	445	502,240
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/23	300	338,502
Series C, 5.00%, 09/01/23	25	28,704
Series C, 5.00%, 10/01/23	175	201,667
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	160	181,173
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	295	342,023
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	228,538
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	60	66,812
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	100	116,048
County of King WA GOL
5.00%, 07/01/23	385	438,896
5.25%, 01/01/23	115	129,043
Series B, 5.00%, 12/01/23	165	191,301
Series E, 5.00%, 12/01/23	165	191,301
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	310	353,397
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,985
Energy Northwest RB
5.00%, 07/01/23	110	125,330
Series A, 5.00%, 07/01/23	1,215	1,384,323
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/23	250	278,732
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	57,807
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	28,904
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	144,925
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	665	770,515
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	295,647
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	103,955
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	202,830
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	73,900

Security	Par (000)	Value

Washington (continued)
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	$20	$23,173
Port of Seattle WA GOL
5.00%, 01/01/23	55	61,400
5.00%, 06/01/23	180	204,538
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	77,689
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	100	115,940
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	140,473
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,904
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	22,511
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	120	138,737
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	161,860
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	283,874
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	75,337
State of Washington COP
Series A, 5.00%, 07/01/23	370	420,982
Series B, 5.00%, 07/01/23	235	267,381
State of Washington GO
5.00%, 02/01/23	300	336,267
5.00%, 08/01/23	100	114,493
Series C, 5.00%, 02/01/23	350	392,311
Series A, 5.00%, 08/01/23	390	446,522
Series B, 5.00%, 07/01/23	345	393,620
Series B, 5.00%, 08/01/23	110	125,942
Series C, 5.50%, 07/01/23	135	148,900
Series D, 5.00%, 02/01/23	160	179,342
Series R, 4.00%, 07/01/23	75	83,394
Series R, 5.00%, 07/01/23	90	102,684
Series R-2015, 5.00%, 07/01/23	300	342,279
Series R-2017A, 5.00%, 08/01/23	215	246,160
Series R-C, 5.00%, 07/01/23	375	427,849
State of Washington RB
Series C, 5.00%, 09/01/23	445	508,275
Series E, 5.25%, 02/01/23	150	169,067
University of Washington RB
Series A, 4.00%, 12/01/23	95	106,996
Series B, 4.00%, 06/01/23	135	149,558
Series C, 5.00%, 12/01/23	100	115,940
Washington State University RB
5.00%, 04/01/23	315	353,455
5.00%, 10/01/23	120	137,342
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	17,353

		14,014,698

West Virginia — 0.6%
State of West Virginia GO
Series A, 5.00%, 06/01/23	565	641,331
Series A, 5.00%, 11/01/23	55	63,381
Series A, 5.00%, 12/01/23	100	115,831
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	295,204
West Virginia State School Building Authority Lottery RB,
Series A, 5.00%, 07/01/23	150	170,435

12

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/23	$100	$113,685

		1,399,867

Wisconsin — 4.1%
City of Madison WI GO, Series A, 4.00%, 10/01/23	215	240,411
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	55,741
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	300,132
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	275	316,245
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 2, 5.00%, 06/01/23	115	128,910
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	695	790,167
State of Wisconsin GO
4.00%, 05/01/23	55	60,838
5.00%, 05/01/23	100	113,351
5.00%, 11/01/23	430	497,643
Series D, 5.00%, 05/01/23	150	170,027
Series 1, 5.00%, 05/01/23	190	215,367
Series 1, 5.00%, 11/01/23	320	370,339
Series 2, 5.00%, 11/01/23	255	295,114
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,130,580
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,261,160
Series C, 5.00%, 05/01/23	40	45,340
State of Wisconsin RB, Series A, 5.00%, 05/01/23	245	277,565
Wisconsin Department of Transportation RB
5.00%, 07/01/23	100	114,062
Series 1, 4.00%, 07/01/23	70	77,856
Series 1, 5.00%, 07/01/23	235	268,191
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	734,126
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	615	700,946
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	200	227,950
Series A, 5.00%, 07/01/23	455	519,264
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	129,376
Series A, 5.00%, 11/15/23	40	45,981
WPPI Energy RB
5.00%, 07/01/23	80	90,326
Series A, 5.00%, 07/01/23	150	169,361

		10,346,369

Total Municipal Debt Obligations — 98.7% (Cost: $238,845,445)		248,044,224

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.04%(d)(e)	1,164	1,163,997

Total Short-Term Investments — 0.5% (Cost: $1,163,977)		1,163,997

Total Investments in Securities — 99.2% (Cost: $240,009,422)		249,208,221

Other Assets, Less Liabilities — 0.8%		2,136,132

Net Assets — 100.0%		$251,344,353

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

13

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$280,733	$882,995	(a)	$—	$251	$18	$1,163,997	1,164	$3,460	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$248,044,224	$—	$248,044,224
Money Market Funds	1,163,997	—	—	1,163,997

	$1,163,997	$248,044,224	$—	$249,208,221

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

14